BORROWINGS (Schedule of Principal Maturities of Bank Borrowings) (Details)	Dec. 31, 2016 USD ($)
Debt Instrument [Line Items]
2017	$ 50,398,250
2018	25,003,292
2019	27,577,922
2020	27,577,922
2021	18,938,223
2022	10,298,523
2023	2,553,031
Total	$ 162,347,163